Other Non-current Liabilities (Narrative) (Details) $ in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2018 USD ($) loan	Dec. 31, 2017 USD ($)	Dec. 31, 2011 CAD ($)
Disclosure of financial liabilities [line items]
Present value of obligation		$ 8,329	$ 11,614
Export Development Canada [member]
Disclosure of financial liabilities [line items]
Present value of obligation		$ 5,958	8,344
Province of Ontario/Ministry of Research and Innovation ("MRI") [member]
Disclosure of financial liabilities [line items]
Borrowings, term		5 years
Notional amount		$ 0		$ 6,000
Loan calculation eligible cost percentage				50.00%
Maximum loan draw per disbursement				$ 1,500
Borrowings, interest rate		3.67%
Loan repayment rate per year		20.00%
Present value of obligation		$ 2,091	2,896
Post-retirement Benefit [member]
Disclosure of financial liabilities [line items]
Defined contribution plan, employer guaranteed minimum return rate on employee contributions		3.75%
Defined contribution plan, employer guaranteed minimum return rate on employer contributions		3.25%
Potential additional liabilities		$ 247
Present value of obligation		247	330
Canadian Credit Facility [member]
Disclosure of financial liabilities [line items]
Notional amount		$ 2,199
Canadian Credit Facility [member] | Export Development Canada [member]
Disclosure of financial liabilities [line items]
Borrowings, term	5 years
Notional amount	$ 9,000
Number of quarterly loan repayments | loan		4
Number of quarterly loan repayments subsequent to first four quarterly payments | loan		16
Loan quarterly repayment amount, first term		$ 250
Loan quarterly repayment amount, remaining term		500
Amortized cost of loan		5,958	8,344
Interest expense		1,133	1,306
Accretion of deferred financing fees		$ 57	$ 102
Borrowings, interest rate		10.00%
Canadian Credit Facility [member] | Bottom of range [member] | Export Development Canada [member] | U.S. Prime Rate If Certain Annual Earnings Are Met [member]
Disclosure of financial liabilities [line items]
Basis spread on rate		5%
Canadian Credit Facility [member] | Top of Range [member] | Export Development Canada [member] | U.S. Prime Rate If Certain Annual Earnings Are Met [member]
Disclosure of financial liabilities [line items]
Basis spread on rate		7%